Cash flow statement supplementary information (Tables)	12 Months Ended
Dec. 31, 2022
Cash flow statement supplementary information [Abstract]
Cash flow statement supplementary information - Reconciliation of liabilities arising from financing activities [Text Block]

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

	Balance as of December 31, 2021	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of December 31, 2022
Long term debt2)	6,933	1,045	107	27	8,111
EUR bonds	3,233	827			4,061
USD bonds	1,313	(20)	85		1,378
Leases	1,220	(260)	17	105	1,082
Forward contracts3)	934			(76)	858
Bank borrowings	203	498	4		705
Other long-term debt	30	(1)	1	(1)	28
Short term debt2)	47	47	(6)	1	89
Short-term bank borrowings	47	47	(6)	1	89
Other short-term loans
Forward contracts3)
Equity	(1,410)	(593)		869	(1,133)
Dividend payable		(418)		418
Forward contracts3)	(934)			76	(858)
Treasury shares	(476)	(174)		375	(275)
Total		500
1)Besides non-cash, other includes interest paid on leases, which is part of cash flows from operating activities2)In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).3)The forward contracts are related to the share buyback program and LTI plans

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

	Balance as of December 31, 2020	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of December 31, 2021
Long term debt2)	6,857	(226)	200	101	6,933
EUR bonds	3,229			4	3,233
USD bonds	1,210		103		1,313
Leases	1,216	(239)	98	145	1,220
Forward contracts3)	982			(48)	934
Bank borrowings	205	(1)			203
Other long-term debt	16	14			30
Short term debt2)	76	(25)	(5)		47
Short-term bank borrowings	76	(24)	(5)		47
Other short-term loans	1	(1)
Forward contracts3)
Equity	(1,181)	(2,096)		1,868	(1,410)
Dividend payable		(484)		484
Forward contracts3)	(982)			48	(934)
Treasury shares	(199)	(1,613)		1,336	(476)
Total		(2,347)
1)Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities2)In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).3)The forward contracts are related to the share buyback program and LTI plans